Warrant Liabilities (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Initial public offering description	the consummation of the Initial Public Offering, the Company issued 11,499,991 Public Warrants. Simultaneously with the closing of the Initial Public Offering, WWAC issued 8,900,000 warrants in a private placement (the “Private Placement Warrants”), at a purchase price of $1.00 per Private Placement Warrant, which included 900,000 units as a result of the underwriter’s full exercise of its option to purchase up to 900,000 additional warrants, at a purchase price of $1.00 per Private Placement Warrant. On November 6, 2023, WWAC issued 627,810 other Private Placement Warrants to the Sponsor pursuant to the conversion of a promissory note payable to the Sponsor. Upon consummation of the Business Combination, the Company assumed 11,499,991 Public Warrants and 9,527,810 Private Placement Warrants (collectively the “Warrants”).	the consummation of the Initial Public Offering (IPO), the Company issued 11,499,991 Public Warrants. Simultaneously with the closing of the IPO, WWAC issued 8,900,000 warrants in a private placement (the “Private Placement Warrants”), at a purchase price of $1.00 per Private Placement Warrant, which included 900,000 Units as a result of the underwriter’s full exercise of its option to purchase up to 900,000 additional warrants, at a purchase price of $1.00 per Private Placement Warrant. On November 6, 2023, WWAC issued 627,810 other Private Placement Warrants to the Sponsor pursuant to the conversion of a promissory note payable to the Sponsor. Upon consummation of the Business Combination, the Company assumed 11,499,991 Public Warrants and 9,527,810 Private Placement Warrants (collectively the “Warrants”).
Sale price	$ 18.00	$ 18.00	$ 18.00	$ 18.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 11.50	$ 11.50